Warrants Presented at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants Presented at Fair Value (Details) [Line Items]
Fair value current liabilites	$ 7,343,894
Fair value non current liabilites	$ 1,364,106
Exercise price	$ 0.01
Warrants term	2 years
Fair value within current liabilities	$ 158,112
Fair value within non-current liabilities	$ 1,346,000
Maximum [Member]
Warrants Presented at Fair Value (Details) [Line Items]
Exercise price	$ 0.17	$ 0.17
Minimum [Member]
Warrants Presented at Fair Value (Details) [Line Items]
Exercise price	$ 0.17
Registration Statement [Member]
Warrants Presented at Fair Value (Details) [Line Items]
Warrants term	2 years